Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
12.	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents – The fair value of the Company’s cash and cash equivalents approximates its carrying amounts reported in the consolidated balance sheets.

Vessels and equipment and vessels held for sale – The Company’s vessels and equipment and vessel held for sale were written down to their estimated fair values using internally appraised values based on second hand sale and purchase market data (see Note 18a).

Investment in term loans and interest receivable – The fair value of the Company’s investment in term loans and interest receivable is estimated using a discounted cash flow analysis, based on current rates currently available for debt with similar terms and remaining maturities. In addition, an assessment of the credit worthiness of the borrower and the value of the collateral is taken into account when determining the fair value.

Long-term debt – The fair values of the Company’s fixed-rate and variable-rate long-term debt is based on quoted market prices or estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Company.

Derivative instruments – The fair value of the Company’s interest rate swap agreements are the estimated amounts that the Company would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, and if the swap is not collateralized, the current credit worthiness of either the Company or the swap counterparties. The estimated amount is the present value of future cash flows. The inputs used to determine the future cash flows include the fixed interest rate of the swaps and market interest rates. Given the current volatility in the credit markets, it is reasonably possible that the amounts recorded as derivative assets and liabilities could vary by material amounts in the near term.

The Company categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents	Level 1	26,341	26,341	18,566	18,566
Derivative instruments
Interest rate swap agreements	Level 2	(33,631)	(33,631)	(37,597)	(37,597)

Non-recurring:
Vessels and equipment (note 18a)	Level 2	252,068	252,068	67,893	67,893
Vessel held for sale (note 18a)	Level 2	9,114	9,114	—	—

Other
Investment in term loans and interest receivable	Level 3	119,385	117,784	118,598	120,222
Loan to joint venture	Note (1)	9,830	Note (1)	9,830	Note (1)
Long-term debt, including current portion	Level 2	(735,701)	(648,724)	(908,730)	(811,617)

(1)	The Company’s loan to the joint venture, together with the Company’s equity investment in the joint venture, form the aggregate carrying value of the Company’s interest in an entity accounted for by the equity method in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.